Debt and Derivative Instruments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Jun. 30, 2022
Debt Instrument [Line Items]
Borrowings outstanding			$ 5,742,501
Designated | Interest Rate Swap
Debt Instrument [Line Items]
Total commitment amount			6,093,752
Notional amounts			1,925,625
Estimated amount to be reclassified from AOCI to interest expense			$ 11,794
Designated | Interest Rate Swap | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts		2.06%
Terminate date			May 30, 2031
Designated | Interest Rate Swap | London Interbank Offered Rate (LIBOR) | Forward Contracts
Debt Instrument [Line Items]
Amount in excess of current borrowing base minimum			$ 189,142
Notional amounts		$ 100,000
Terminate date		February 28, 2034
Designated | Interest Rate Cap
Debt Instrument [Line Items]
Notional amounts	$ 100,000
Terminate date	September 30, 2022
Fixed interest rate on derivative contracts	2.50%